FORM 13F

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 13F COVER PAGE

If amended report check here [  ]


Name of Institutional Investment Manager:
Forest Investment Management, LLC

13F File Number:
28-7052

Business Address  (Street, City, State and Zip Code):
53 Forest Avenue, Old Greenwich, CT 06870

Name, Phone, and Title of Person Authorized to Submit
This Report:
Michael A. Boyd, (203) 637-7773

Report for the Calendar Year or Quarter Ended:
December 31, 2000

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of the Securities
Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Old Greenwich, State of Connecticut on the 30th day of September, 2000

FOREST INVESTMENT MANAGEMENT, LLC

By: Michael A. Boyd, Chairman

Report Type:

13F Holdings Report

List of other managers reporting for this manager:

NA




Summary Page


Report Summary:

	Other Managers: NA

	Information Table Entry Total:41

	Information Table Value Total:$586,662

	   Name of Issuer           Title of Class   Cusip       Fair     Shares of  Investment DiscretManagers     Voting Authority
							     Market ValuePrincipal AmSole Shared None               Sole Shared None
AFFILIATED COMPUTER SER             SB NT CV       008190AD2    7,656,777   5,024,000x                 NA      x
ANALOG DEVICES INC                  SB NT CV       032654AC9    7,980,588   9,000,000x                 NA      x
AMERICAN TOWER CORP                 NT CONV        029912AF9   20,728,125  22,500,000x                 NA      x
AMERICA ONLINE INC DEL              SUB NT CV Z    02364JAC8   35,555,625  73,500,000x                 NA      x
COMCAST CORP                        ZONES CV2      200300507   25,800,000     600,000x                 NA      x
SEACOR SMIT INC                     SUBNTCV        811904AE1    8,371,080   6,900,000x                 NA      x
COMVERSE TECHNOLOGY INC             SR DEB CV      205862AH8    8,400,000   7,500,000x                 NA      x
CANADIAN NATL RY CO                 PFD CV         136375409    4,568,750     100,000x                 NA      x
CITIZENS UTILS TR                   PFD EPPICS     177351202   35,275,587     661,000x                 NA      x
DIACRIN INC                         WT EXP         25243N111            0      11,300x                 NA      x
DEVON ENERGY CORP NEW               SRDBCV ZR      25179MAC7   20,182,827  41,273,000x                 NA      x
HUMAN GENOME SCIENCES I             SUB NT CV      444903AF5   37,311,857  26,925,000x                 NA      x
HEWLETT PACKARD CO                  SB LYON        428236AC7   93,000,060 174,648,000x                 NA      x
INTERNATIONAL RECTIFIER             SUB NT CV      460254AD7    2,916,675   4,470,000x                 NA      x
JUNIPER NETWORKS INC                SB NT CV       48203RAA2   10,225,030  10,000,000x                 NA      x
MARSH SUPERMARKETS INC              SUB DB CON     571783AB5    2,843,111   3,192,000x                 NA      x
METEOR INDS INC                     WT EXP         591475116       12,513      15,000x                 NA      x
MAGNA INTL INC                      SBDB CV        559222AG9    4,393,750   5,000,000x                 NA      x
METAMOR WORLDWIDE INC               SB NT CV       59133PAA8    1,371,535  24,937,000x                 NA      x
MEADOW VY CORP                      WT EXP         583185111       26,462     105,847x                 NA      x
QUANEX CORP                         SB DB CV       747620AC6    5,499,362   6,390,000x                 NA      x
OFFSHORE LOGISTICS INC              SUB NT CON     676255AF9    3,328,899   3,200,000x                 NA      x
PARK ELECTROCHEMICAL CO             SUBNT CV       700416AB6   12,430,400  10,880,000x                 NA      x
QUESTRON TECHNOLOGY INC             WT IV          748372117       14,198      34,800x                 NA      x
SANMINA CORP                        SD CV ZRO      800907AC1    1,881,460   5,000,000x                 NA      x
SOLECTRON CORP                      SR LYON        834182AK3   78,665,829 139,365,000x                 NA      x
SOLECTRON CORP                      LYON ZERO      834182AL1    5,125,000  10,000,000x                 NA      x
SEQUA CORPORATION                   PFD CONV       817320302    2,332,798      33,300x                 NA      x
ARV ASSISTED LIVING INC             COM            00204C107       88,988     158,200x                 NA      x
STMICROELECTRONICS N V              COM            861012102      368,188       8,600x                 NA      x
SOVEREIGN BANCORP INC               UNIT EX        845905306    2,817,500      57,500x                 NA      x
THERMO ELECTRON CORP                SUBDB CV       883556AF9    9,618,839   9,748,000x                 NA      x
THERMO ELECTRON CORP                SUB DB CON     883556AH5    3,910,507   4,219,000x                 NA      x
TRIQUINT SEMICONDUCTOR              SUB NT CV      89674KAB9    1,725,796   2,000,000x                 NA      x
TRANSWITCH CORP                     NT CV 144A     894065AA9    4,354,415   5,000,000x                 NA      x
TYCO INTL LTD NEW                   LYON ZRO       902124AA4   93,859,870 122,400,000x                 NA      x
UNAPIX ENTMT INC                    COM            904270105        3,317     165,859x                 NA      x
U S ENERGY SYS INC                  WT EXP         902951110       74,938      54,500x                 NA      x
WENDYS FING I                       TECONS SER     950588202    5,342,610      98,800x                 NA      x
WEATHERFORD INTL INC                SD CV ZRO      947074AA8   22,806,519  37,619,000x                 NA      x
WEATHERFORD INTL INC                SR DB CV       947074AB6    5,792,113   9,554,000x                 NA      x


							      586,661,898 782,348,706

